INCOME TAX EXPENSE (Details Narrative) - HKD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Estimated tax rate	16.50%
Provision for current taxes	$ 0	$ 0